ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS

NOTE 14. ACCUMULATED OTHER COMPREHENSIVE LOSS

The accumulated balances for each component of other comprehensive income (loss) are as follows:

(in US$ thousands)	Foreign currency items	Unrealized gain (loss) on securities	Pension and post retirement benefit plans	Accumulated other comprehensive loss
Balance as of January 1, 2023	$(21,943)	$232	$(4)	$(21,715)
Foreign currency translation adjustment	(144)	15	—	(129)
Pension and post retirement benefit adjustment	—	—	(11)	(11)
Unrealized holding loss arising during period	—	(1,453)	—	(1,453)
Reclassification adjustments for loss included in net income		(76)	—	(76)
Balance as of December 31, 2023	(22,087)	(1,282)	(15)	(23,384)
Foreign currency translation adjustment	(177)	99	—	(78)
Pension and post retirement benefit adjustment	—	—	44	44
Unrealized holding loss arising during period	—	(865)	—	(865)
Balance as of December 31, 2024	(22,264)	(2,048)	29	(24,283)
Foreign currency translation adjustment	(4)	(72)	—	(76)
Pension and post retirement benefit adjustment	—	—	32	32
Unrealized holding loss arising during period	—	(1,700)	—	(1,700)
Balance as of December 31, 2025	$(22,268)	$(3,820)	$61	$(26,027)

There were no significant tax effects allocated to each component of other comprehensive income for the years ended December 31, 2025, 2024 and 2023.